Share-based Payment Expense - Summary of Movement and Options Outstanding Under Share Option Schemes (Parenthetical) (Detail) - Share Option Schemes Excluding Savings Related Share Option Schemes [member]
	12 Months Ended
	Dec. 31, 2018 EUR (€) yr	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure Of Share Based Compensation Expense [line items]
Weighted average share price | €	€ 27.90	€ 32.24	€ 29.70
Description of option Life share options granted | yr	10